Share Capital - Options (Details) - $ / shares	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Share Capital
Maximum awards as percentage to outstanding stocks	10.00%
Expiry period (in years)	10 years
Weighted average fair value of options granted (in USD per share)	$ 0.85	$ 1.92